SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

35. SUBSEQUENT EVENTS

On January 14, 2025, Banco Supervielle S.A. issued its class J Corporate bonds at a fixed rate of 4.18% with maturity on July 14, 2025 (6 months from the date of issue and settlement), for a nominal value of U$s $50,000. The program was authorized by the National Securities Commission through Resolution No 18.376 dated November 24, 2016. Negotiable Bonds are issued under your global program of non-convertible, unsubordinated marketable bonds with a nominal value of up to US$300,000 (or its equivalent in other currencies and/or units of value). The principal and interest of Class J Corporate Bonds shall be paid in full in a single payment, to be made on the due date.

On February 7, 2025, Banco Supervielle S.A. issued its class K Corporate bonds at a fixed rate of 4.15% with maturity on August 7, 2025 (6 months from the date of issue and settlement), for a nominal value of U$s 28,382. The program was authorized by the National Securities Commission through Resolution No 18.376 dated November 24, 2016. Negotiable Bonds are issued under your global program of non-convertible, unsubordinated marketable bonds with a nominal value of up to US$300,000 (or its equivalent in other currencies and/or units of value). The principal and interest of Class K Corporate Bonds shall be paid in full in a single payment, to be made on the due date.

On February 7, 2025, Banco Supervielle S.A. issued its class L Corporate bonds at a variable rate equivalent to the sum of the Tamar rate from private banks plus a margin of 2.75% with maturity on February 7, 2026, for a nominal value of $50,974. The program was authorized by the National Securities Commission through Resolution No 18.376 dated November 24, 2016. Negotiable Bonds are issued under your global program of non-convertible, unsubordinated marketable bonds with a nominal value of up to US$300,000 (or its equivalent in other currencies and/or units of value). The capital of the L-class Corporate Bonds shall be paid in full in a single payment, to be made on the due date, and interest shall be payable quarterly on the following dates: 7 May 2025, 7 August 2025, 7 November 2025, and the due date.

On March 7, 2025, Banco Supervielle S.A. issued its class M Corporate bonds at a variable rate equal to the sum of the Tamar rate from private banks plus a margin of 2.75% with maturity on March 7, 2026, for a nominal value of $30,580. The program was authorized by the National Securities Commission through Resolution No 18.376 dated November 24, 2016. Negotiable Bonds are issued under your global program of non-convertible, unsubordinated marketable bonds with a nominal value of up to US$300,000 (or its equivalent in other currencies and/or units of value). The capital of the M-class Corporate Bonds will be paid in full in a single payment, to be made on the due date, and interest will be payable quarterly on the following dates: June 7, 2025, September 7, 2025, December 7, 2025 and the due date.

In addition to this, there are no events or transactions between the financial year-end and the date of issue of the consolidated financial statements that could significantly affect the balance sheet and the results of the Company as at closing of the current fiscal year.